Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15
Fee and commission income from contracts with customers broken down by main types of services, are detailed as follows:

	December 31, 2022
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	11,353	554	11,907
Negotiation and acceptance	—	264	—	264
Amendment	254	2,248	(12)	2,490
Structuring	4,672	—	1,182	5,854
Other	—	168	(892)	(724)
	4,926	14,033	832	19,791
27.    Fee and commission income (continued)

	December 31, 2021
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	10,506	2,668	13,174
Negotiation and acceptance	—	45	—	45
Amendment	—	1,527	(17)	1,510
Structuring	4,269	—	—	4,269
Other	—	41	(741)	(700)
	4,269	12,119	1,910	18,298

	December 31, 2020
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	8,090	1,400	9,490
Negotiation and acceptance	—	183	—	183
Amendment	—	688	—	688
Structuring	603	—	—	603
Other	—	39	(585)	(546)
	603	9,000	815	10,418

Schedule of ordinary income that is expected to be recognized on the contracts in force
The following table provides information on the ordinary income that is expected to be recognized on the contracts in force:

December 31, 2022
Up to 1 year	2,407
From 1 to 2 years	7
More than 2 years	231
Total	2,645